Segment information (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Disclosure of operating segments	Financial information by segment
Segment assets and liabilities as of June 30, 2024:

Description	Brazil Ag Retail	LATAM Ag Retail	Crop Care	Total reportable segments	Corporate (i)	Eliminations between segments (ii)	Consolidated
Certain assets
Cash equivalents	856,307	18,482	25,541	900,330	11,005	—	911,335
Trade receivables	2,205,098	442,998	444,607	3,092,703	—	(266,904)	2,825,799
Inventories	1,437,340	220,598	191,211	1,849,149	—	(68,902)	1,780,247
Advances to suppliers	230,645	2,034	13,974	246,653	—	—	246,653

Total assets	6,798,008	814,472	1,132,646	8,745,126	1,379,143	(1,775,545)	8,348,724

Certain liabilities
Trade payables	3,619,930	368,883	137,323	4,126,136	1,241	(282,244)	3,845,133
Borrowings	647,193	114,312	448,725	1,210,230	—	15,340	1,225,570
Advances from customers	233,373	841	823	235,037	—	—	235,037

Total liabilities and equity	6,798,008	814,472	1,132,646	8,745,126	1,379,143	(1,775,545)	8,348,724
(i)Corporate items refer to balances and expenses with certain corporate demands not directly related to any operating segment.
(ii)Transactions between the Crop Care segment and the Brazil segment.
Statement of profit or loss data for the year ended June 30, 2024:

Description	Brazil Ag Retail	LATAM Ag Retail	Crop Care	Total reportable segments	Corporate (i)	Eliminations between segments (ii)	Consolidated

Revenue	7,869,843	1,190,549	749,197	9,809,589	—	(417,325)	9,392,264
Cost of goods sold	(6,959,693)	(1,006,376)	(470,770)	(8,436,839)	—	382,032	(8,054,807)
Sales, general and administrative expenses (iii)	(841,008)	(140,643)	(201,017)	(1,182,668)	(181,931)	—	(1,364,599)
Share of profit of an associate	2,776	—	(618)	2,158	(675)		1,483
Other operating income, net	48,148	2,238	9,711	60,097	(22,527)	—	37,570
Financial (costs) income	(760,006)	(26,535)	(57,069)	(843,610)	21,076	—	(822,534)
Income taxes	39,061	(8,326)	(15,847)	14,888	—	10,730	25,618

Profit (loss) for the year	(600,879)	10,907	13,587	(576,385)	(184,057)	(24,563)	(785,005)

Depreciation and amortization	(124,909)	(11,336)	(20,390)	(156,635)	(23,324)	—	(179,959)
(i)Corporate items refer to balances and expenses with certain corporate demands not directly related to any operating segment.
(ii)Sales between the Crop Care segment and the Brazil segment.
(iii)Sales, general and administrative expenses and Cost of goods sold includes depreciation and amortization.
Segment assets and liabilities as of June 30, 2023:

Description	Brazil Ag Retail	LATAM Ag Retail	Crop Care	Total reportable segments	Corporate (i)	Eliminations between segments (ii)	Consolidated
Certain assets
Cash equivalents	207,744	22,003	95,585	325,332	238,962	—	564,294
Trade receivables	2,194,853	343,745	242,391	2,780,989	—	(72,449)	2,708,540
Inventories	1,547,384	202,239	151,289	1,900,912	—	(32,708)	1,868,204
Advances to suppliers	176,831	2,266	13,088	192,185	—	(66)	192,119

Total assets	5,926,380	683,894	680,294	7,290,568	449,779	(216,363)	7,523,984

Certain liabilities
Trade payables	2,304,043	309,828	46,506	2,660,377	455	(56,427)	2,604,405
Borrowings	824,868	71,562	69,045	965,475	—	—	965,475
Advances from customers	478,313	7,020	3,245	488,578	—	—	488,578

Total liabilities and equity	5,926,380	683,894	680,294	7,290,568	449,779	(216,361)	7,523,984
(i)Corporate items refer to balances and expenses with certain corporate demands not directly related to any operating segment.
(ii)Transactions between the Crop Care segment and the Brazil Segment.
Statement of profit or loss data for the year ended June 30, 2023 (Reclassified):

Description	Brazil Ag Retail	LATAM Ag Retail	Crop Care	Total reportable segments	Corporate (i)	Eliminations between segments (ii)	Combined

Revenue	7,829,305	1,206,341	632,819	9,668,465	—	(321,052)	9,347,413
Cost of goods sold	(6,543,315)	(1,009,721)	(351,914)	(7,904,950)	—	288,344	(7,616,606)
Sales, general and administrative expenses (iii)	(741,925)	(120,936)	(150,793)	(1,013,654)	(214,474)	—	(1,228,128)
Other operating income, net	48,135	(1,640)	1,512	48,007	(323,817)	—	(275,810)
Financial (costs) income	(525,056)	(15,371)	(48,415)	(588,842)	(28,965)	—	(617,807)
Income taxes	208,331	(22,263)	(24,932)	161,136	—	11,120	172,256

Profit for the year	275,475	36,410	58,277	370,162	(567,256)	(21,588)	(218,682)

Depreciation and amortization	(121,968)	(11,792)	(13,555)	(147,315)	(20,171)	—	(167,486)
(i)Corporate items refer to balances and expenses with certain corporate demands not directly related to any operating segment.
(ii)Sales between the Crop Care segment and the Brazil segment.
(iii)Sales, general and administrative expenses include depreciation and amortization.
Statement of profit or loss data for the year ended June 30, 2022 (Reclassified):

Description	Brazil Ag Retail	LATAM Ag Retail	Crop Care	Total reportable segments	Corporate (i)	Eliminations between segments (ii)	Combined

Revenue	6,351,223	1,166,415	332,239	7,849,877	—	(103,343)	7,746,534
Cost of goods sold	(5,336,991)	(975,756)	(211,633)	(6,524,380)	—	103,343	(6,421,037)
Sales, general and administrative expenses (iii)	(685,904)	(120,902)	(91,324)	(898,130)	(124,258)	—	(1,022,388)
Other operating income, net	42,608	(6,081)	20,232	56,759	—	—	56,759
Financial (costs) income	(217,277)	(9,639)	7,472	(219,444)	—	—	(219,444)
Income taxes	3,973	(20,865)	(15,770)	(32,662)	—	—	(32,662)

Profit for the year	157,632	33,172	41,216	232,020	(124,258)	—	107,762

Depreciation and amortization	(112,112)	(11,295)	(6,543)	(129,950)	(15,563)	—	(145,513)
(i)Corporate items refer to balances and expenses with certain corporate demands not directly related to any operating segment.
(ii)Sales between the Crop Care segment and the Brazil segment.
(iii)Sales, general and administrative expenses include Depreciation and amortization.